Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 952,063	$ 1,262,063
Less: accumulated amortization	804,716	509,358
Intangible assets, net	147,347	752,705
Prepaid patented licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	728,205	1,038,205
Less: accumulated amortization	728,205	474,131
Intangible assets, net		564,074
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	223,858	223,858
Less: accumulated amortization	76,511	35,227
Intangible assets, net	$ 147,347	$ 188,631